Tax Matters - Tax Payables and Receivables (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Abstract]
Tax withholdings	€ 105	€ 161
Indirect taxes	380	817
Social security	118	137
Current income taxes payable	813	1,073
Other	316	372
Total	1,732	2,560
Indirect taxes	484	941
Current income taxes receivable	334	507
Other	84	113
Total	€ 902	€ 1,561